                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                     May 5, 1997

Fellow Partner:

     Our Fund earned $.80 per share of net investment income in the three months ended March 31, 1997, as compared to $.82 per share in the same period of 1996. Capital gains (federal income tax basis) realized from the sale of 170,000 shares of McCormick & Co., Inc. were $.51 per share.

     After providing for the $.65 per share distribution to partners of record on March 31, 1997, the net asset value per partnership share at that date was $247.35, another record quarter-end high.

     Securities purchased since our last report were 97,500 shares of Hershey Foods Corp. Alco Standard Corporation changed its name to Ikon Office Solutions, Inc. and distributed 78,595 shares of Unisource Worldwide, Inc. Stock splits of 101,567 shares of Emerson Electric Company and 89,328 shares of NationsBank Corp. were received. The holdings in NCR Corp. are from a spinoff of AT&T Corp.

     Mr. R. Stewart Rauch, a managing general partner for many years, retired in February 1997. We thank him for his faithful service.

     Your comments or questions about Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                          /s/ Robert R. Fortune
                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The U.S. equity markets were volatile during the first quarter, but ended the quarter with a 2.22% gain. Large capitalization issues outperformed small capitalization issues for the year to date and through the second half of 1996 as well.

     The market surged during the earlier part of the quarter only to give up its gains in response to the Federal Reserve's market tightening in March. A subsequent rally toward the end of the month brought the markets back into positive territory. The average money manager has underperformed the market for the year to date, returning -0.2% on a total return basis. The Dow Jones continued to underperform the broader market in the first quarter, rising 2.1%, less than the broader market's 2.2%. Chestnut Street Exchange Fund returned 1.8% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                                  THREE MONTHS      THREE MONTHS
                                                                      ENDED             ENDED
                                                                     3/31/97           3/31/96
                                                                  -------------     -------------
Chestnut Street Exchange Fund...................................       1.8%               5.1%
Dow Jones Industrial Average....................................       2.1%               9.2%
Standard & Poor's 500 Index.....................................       2.2%               4.8%

     In the first quarter the economy continued to show signs of unexpected strength with little inflationary pressure evident. Output at factories, mines and utilities is up while the purchasing managers' index continues to increase. Capacity utilization is at 84.1%, nearing the 85% level thought to trigger inflation. However, energy prices have been falling after increasing last year and wage pressure remains very moderate. Despite the conflicting data we expect moderate inflation pressures through the end of the year.

     Corporate profits grew 9% in the first quarter and are forecast to continue single digit growth in the remainder of the year. This growth in a price constrained environment reflects continued substitution of capital for labor and realization of synergies from strategic mergers and acquisitions. Strong inflows into mutual funds continue to support the market's advance. Nevertheless, the market's current valuation is toward the high end of its historic range, suggesting caution. The Fund's diversification should mitigate some of this risk.
                                       PNC INSTITUTIONAL MANAGEMENT CORPORATION

May 1, 1997

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 MARCH 31, 1997

                                  (UNAUDITED)

 NO. OF
 SHARES                                        VALUE
--------                                   -------------
COMMON STOCKS -- 98.7%
            AUTO & AUTO
              PARTS -- 0.6%
  41,299    Genuine Parts Company......    $   1,925,566
                                           -------------
            BANKS -- 8.7%
  24,952    Barnett Banks, Inc. .......        1,160,268
  60,000    CoreStates Financial               2,850,000
              Corp. ...................
  30,757    First Chicago NBD Corp. ...        1,664,723
  40,000    Morgan (J.P.) & Co.,               3,930,000
              Inc. ....................
 178,656    NationsBank Corp. .........        9,893,076
 157,266    Norwest Corp. .............        7,273,552
                                           -------------
                                              26,771,619
                                           -------------
            BUILDING MATERIALS & FOREST
              PRODUCTS -- 1.7%
  45,130    Armstrong World Industries,        2,922,167
              Inc. ....................
  52,117    Weyerhaeuser Company.......        2,325,721
                                           -------------
                                               5,247,888
                                           -------------
            BUSINESS PRODUCTS &
              SERVICES -- 3.9%
  16,882    * ACNielsen Corporation....          253,230
  50,647    Cognizant Corporation......        1,475,094
  50,647    Dun & Bradstreet                   1,285,168
              Corporation..............
  68,416    Harland (John H.) Co. .....        1,624,880
  52,000    Minnesota Mining &                 4,394,000
              Manufacturing Company....
  60,000    PHH Corp. .................        2,767,500
                                           -------------
                                              11,799,872
                                           -------------
            CAPITAL GOODS -- 0.0%
   4,800    Newport News Shipbuilding,            69,600
              Inc. ....................
                                           -------------
            CHEMICALS -- 4.8%
  96,700    Air Products & Chemicals,          6,563,512
              Inc. ....................
  52,100    BetzDearborn, Inc. ........        3,288,813
 208,000    Cabot Corporation..........        4,992,000
                                           -------------
                                              14,844,325
                                           -------------
            CONSUMER NON-DURABLES &
              SERVICES --7.6%
 414,883    Coca-Cola (The) Company....       23,181,588
                                           -------------
            CONTAINERS -- 1.1%
  67,148    Crown Cork & Seal Company,         3,466,515
              Inc. ....................
                                           -------------

 NO. OF
 SHARES                                        VALUE
--------                                   -------------
            DIVERSIFIED
              COMPANIES -- 2.1%
 157,190    Ikon Office Solutions.         $   5,265,865
              Inc. ....................
  78,595    Unisource Worldwide,               1,208,398
              Inc. ....................
                                           -------------
                                               6,474,263
                                           -------------
            DRUGS &
              MEDICAL -- 17.0%
 121,964    Abbott Laboratories,               6,845,230
              Inc. ....................
   7,835    Allegiance Corp. ..........          173,349
  39,177    Baxter International,              1,689,508
              Inc. ....................
 411,984    Johnson & Johnson, Inc. ...       21,783,654
 203,995    Merck & Company, Inc. .....       17,186,579
  62,000    SmithKline Beecham p.l.c.          4,340,000
              ADR......................
                                           -------------
                                              52,018,320
                                           -------------
            ELECTRICAL
              EQUIPMENT -- 5.1%
 203,134    Emerson Electric Company...        9,141,030
  64,000    General Electric Company...        6,352,000
                                           -------------
                                              15,493,030
                                           -------------
            ELECTRONICS -- 19.3%
 105,538    AMP, Inc. .................        3,627,869
  44,596    Hewlett-Packard Company....        2,374,737
   5,200    * Imation Co. .............          130,000
 269,838    Intel Corp. ...............       37,541,212
  21,065    Lucent Technologies,               1,111,179
              Inc. ....................
 119,118    Motorola, Incorporated.....        7,191,749
 159,207    Raytheon Company...........        7,184,216
                                           -------------
                                              59,160,962
                                           -------------
            ENTERTAINMENT -- 1.6%
  68,000    Walt Disney Company........        4,964,000
                                           -------------
            FOOD PROCESSING &
              DISTRIBUTION -- 3.8%
  97,500    Hershey Foods Corp. .......        4,875,000
  58,000    Philip Morris Cos.,                6,619,250
              Inc. ....................
                                           -------------
                                              11,494,250
                                           -------------
            INSURANCE &
              FINANCIAL -- 4.2%
  44,000    Aetna, Inc. ...............        3,778,500
  43,930    American Express Company...        2,630,309
  12,028    CIGNA Corp. ...............        1,757,591
  70,000    Federal National Mortgage          2,528,750
              Association..............
  19,392    Marsh & McLennan Companies,        2,196,144
              Inc. ....................
                                           -------------
                                              12,891,294
                                           -------------

                      STATEMENT OF NET ASSETS (CONCLUDED)

 NO. OF
 SHARES                                        VALUE
--------                                   -------------
                               COMMON STOCKS (CONTINUED)
            LODGING & RESTAURANT-- 1.6%
 101,234    McDonald's Corporation.....    $   4,783,306
                                           -------------
            NATURAL GAS TRANSMISSION --
              0.3%
  24,000    Tenneco, Inc. .............          936,000
                                           -------------
            OFFICE
              EQUIPMENT -- 0.5%
  10,471    International Business             1,438,454
              Machines Corporation.....
   4,062    * NCR Corp. ...............          143,186
                                           -------------
                                               1,581,640
                                           -------------
            PAPER -- 1.0%
  30,000    Consolidated Papers,               1,563,750
              Inc. ....................
  55,432    Westvaco Corp. ............        1,392,729
                                           -------------
                                               2,956,479
                                           -------------
            PETROLEUM -- 2.9%
  13,500    Atlantic Richfield Co. ....        1,822,500
  40,000    Exxon Corp. ...............        4,310,000
  40,360    Louisiana Land &                   1,912,055
              Exploration Company......
  33,877    Union Pacific Resources              906,210
              Group, Inc. .............
                                           -------------
                                               8,950,765
                                           -------------
            PETROLEUM EQUIPMENT &
              SERVICES -- 1.1%
   2,232    El Paso Natural Gas Co. ...          126,387
  30,216    Schlumberger, Ltd. ........        3,240,666
                                           -------------
                                               3,367,053
                                           -------------
            POLLUTION CONTROL -- 1.6%
 114,556    Browning-Ferris                    3,307,804
              Industries, Inc. ........
  48,736    WMX Technologies, Inc. ....        1,492,540
                                           -------------
                                               4,800,344
                                           -------------
            RETAIL -- GENERAL &
              SPECIALTY -- 3.3%
 116,772    Albertson's Inc. ..........        3,970,248
  58,600    CVS Corp. .................        2,702,925
  16,870    * Footstar, Inc. ..........          499,774
  60,000    Penney (J.C.) Company,             2,857,500
              Inc. ....................
                                           -------------
                                              10,030,447
                                           -------------
 NO. OF
 SHARES                                        VALUE
--------                                   -------------
            TELEPHONE UTILITIES -- 3.2%
  61,906    AT&T Corp. ................    $   2,151,233
 163,900    GTE Corp. .................        7,641,837
                                           -------------
                                               9,793,070
                                           -------------
            TRANSPORTATION -- 1.7%
  39,932    Burlington Northern,               2,954,968
              Inc. ....................
  40,000    Union Pacific Corp. .......        2,270,000
                                           -------------
                                               5,224,968
                                           -------------
                                             302,227,164
            Total Common Stocks
                (Cost $55,401,603).....
                                           -------------
  PAR
--------
SHORT-TERM OBLIGATIONS -- 1.3%
$4,000,000  General Electric Capital           4,000,000
              Corp., Commercial Paper,
              5.65%, 06/30/97
              (Cost $4,000,000)........
                                           -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $59,401,603).........   99.7%       302,227,164
Distributions payable........   (0.3)          (807,285)
Other assets in excess of
  other liabilities..........    0.6          1,759,289
                               -----       ------------
NET ASSETS (Applicable to
  1,241,888 partnership
  shares outstanding)........  100.0%      $307,179,168
                               =====       =============
NET ASSET VALUE PER SHARE....              $     247.35
                                           =============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,190,485 shares).......                $294,464,681
Managing general partners
  (5,270 shares)...........  $ 1,303,145
Non-managing general
  partner (46,133
  shares)..................   11,411,342     12,714,487
                             -----------   ------------
Total net assets
  (1,241,888 shares).......                $307,179,168
                                           =============

* Non-Income Producing

Values for securities listed on a securities exchange are based upon the last reported sales price on March 31, 1997. Securities not so listed or not traded on that date are valued at the latest bid price.

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

===================================================

                           MANAGING GENERAL PARTNERS

                               Robert R. Fortune
                               G. Willing Pepper
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         PNC Bank, National Association
                                      and
                               PNC Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

===================================================
===================================================

                      [CHESTNUT STREET EXCHANGE FUND LOGO]

                              First Quarter Report

                                 March 31, 1997

                            Chestnut Street Exchange

                                      Fund

                              400 Bellevue Parkway
                                   Suite 100
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
===================================================